Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Finished goods	$ 54,302	$ 53,957
Work in process	71,086	70,388
Raw materials	40,689	52,994
Supplies	28	60
Inventory, Net	$ 166,105	$ 177,399